Debt (Interest Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of interest expense
Interest expense on debt and capital lease obligations	$ 324.6	$ 310.3	$ 319.8
Accretion of debt discounts	7.4	6.6	6.9
Accretion of remediation liabilities and other	39.7	38.2	40.6
Less: capitalized interest	(6.8)	(6.4)	(7.3)
Total interest expense	$ 364.9	$ 348.7	$ 360.0